AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 101.2%
Communication Services - 6.1%
Converge ICT Solutions, Inc. (Philippines)*	143,150	$25,363
KINX, Inc. (South Korea)	660	46,669
Megacable Holdings SAB de CV (Mexico)	7,350	20,435
Railtel Corp. of India, Ltd. (India)	5,059	22,096

Total Communication Services		114,563
Consumer Discretionary - 17.6%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	3,100	34,472
Cartrade Tech, Ltd. (India)*	3,000	23,029
Despegar.com Corp. (Argentina)*	4,000	47,840
JUMBO SA (Greece)	600	17,283
Kalyan Jewellers India, Ltd. (India)	4,669	23,997
Minor International PCL (Thailand)	21,800	19,567
MR DIY Group M Bhd (Malaysia)[1]	63,900	20,251
OPAP, S.A. (Greece)	1,000	17,995
PDS, Ltd. (India)	3,490	19,853
Raymond, Ltd. (India)	1,300	28,274
Restaurant Brands Asia, Ltd. (India)*	12,923	15,738
Tam Jai International Co., Ltd. (Hong Kong)	152,800	19,718
Varroc Engineering, Ltd. (India)*,1	2,700	16,349
Xtep International Holdings, Ltd. (China)	39,100	24,271

Total Consumer Discretionary		328,637
Consumer Staples - 6.6%
Coca-Cola Icecek A.S. (Turkey)	950	16,514
Fraser & Neave Holdings Bhd (Malaysia)	1,850	11,492
Giant Biogene Holding Co., Ltd. (China)*,1	5,132	27,937
Midi Utama Indonesia Tbk PT (Indonesia)	571,950	15,223
Universal Robina Corp. (Philippines)	11,300	21,167
ZJLD Group, Inc. (China)*,1	21,600	30,120

Total Consumer Staples		122,453
Energy - 1.5%
AKR Corporindo Tbk PT (Indonesia)	262,050	28,428
Financials - 11.0%
Bairong, Inc. (China)*,1	12,600	17,838
Bangkok Commercial Asset Management PCL (Thailand)	55,700	15,212
BSE, Ltd. (India)	619	18,707
Central Depository Services India, Ltd. (India)	820	16,874
The Co. for Cooperative Insurance (Saudi Arabia)	400	17,276
Green World FinTech Service Co., Ltd. (Taiwan)	2,387	30,546
Kfin Technologies, Ltd. (India)*	3,000	22,091
Pagseguro Digital, Ltd., Class A (Brazil)*	250	3,570
	Shares	Value

PB Fintech, Ltd. (India)*	1,741	$23,547
Prudent Corporate Advisory Services, Ltd. (India)	1,300	19,579
Tracxn Technologies, Ltd. (India)*	19,281	19,938

Total Financials		205,178
Health Care - 14.1%
Arrail Group, Ltd. (China)*,1	28,650	23,829
Bio Plus Co., Ltd. (South Korea)	5,300	27,126
Bora Pharmaceuticals Co., Ltd. (Taiwan)	1,639	33,084
Caregen Co., Ltd. (South Korea)	1,440	24,396
Jeisys Medical, Inc. (South Korea)*	3,940	23,694
Jinxin Fertility Group, Ltd. (China)*,1	54,100	16,823
Kangji Medical Holdings, Ltd. (China)	25,000	21,628
Lotus Pharmaceutical Co., Ltd. (Taiwan)	3,100	29,641
PharmaResearch Co., Ltd. (South Korea)	300	22,121
Shanghai INT Medical Instruments Co., Ltd. (China)	4,700	16,453
T&L Co., Ltd. (South Korea)	600	23,277

Total Health Care		262,072
Industrials - 13.2%
Allcargo Logistics, Ltd. (India)	20,150	17,299
Container Corp. Of India, Ltd. (India)	100	1,061
Embraer, S.A., Sponsored ADR (Brazil)*	200	5,328
Frontken Corp. Bhd (Malaysia)	28,850	23,617
GMM Pfaudler, Ltd. (India)	1,250	18,581
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	1,900	18,676
Grupo Traxion SAB de CV (Mexico)*,1	13,100	24,333
Hanwha Aerospace Co., Ltd. (South Korea)	250	38,562
HD Hyundai Electric Co., Ltd. (South Korea)	200	26,610
InPost, S.A. (Poland)*	21	323
LIG Nex1 Co., Ltd. (South Korea)	350	45,972
Maharah Human Resources Co. (Saudi Arabia)	13,900	26,628

Total Industrials		246,990
Information Technology - 24.3%
Accton Technology Corp. (Taiwan)	1,550	22,212
Alchip Technologies, Ltd. (Taiwan)	250	24,739
Andes Technology Corp. (Taiwan)	2,100	27,906
AP Memory Technology Corp. (Taiwan)	2,100	25,456
Brogent Technologies, Inc. (Taiwan)	2,350	8,444
Chinasoft International, Ltd. (China)	40,250	24,305
Cyient, Ltd. (India)	1,054	25,274
eCloudvalley Digital Technology Co., Ltd. (Taiwan)	7,751	26,670
Elite Material Co., Ltd. (Taiwan)	1,900	23,940
Genesys International Corp., Ltd. (India)*	2,957	21,031

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 24.3% (continued)
ISC Co., Ltd. (South Korea)	350	$25,884
LWSA, S.A. (Brazil)[1]	15,700	18,187
M31 Technology Corp. (Taiwan)	600	24,130
Metrodata Electronics Tbk PT (Indonesia)	844,300	31,685
NEXTIN, Inc. (South Korea)	550	28,541
Rategain Travel Technologies, Ltd. (India)*	1,450	12,476
SOLUM Co., Ltd. (South Korea)*	1,500	27,503
Text S.A. (Poland)	700	15,772
TOTVS, S.A. (Brazil)	2,659	15,104
WinWay Technology Co., Ltd. (Taiwan)	1,050	23,232

Total Information Technology		452,491
Materials - 3.8%
EPL, Ltd. (India)	10,000	21,562
NANOTIM Corp. (South Korea)*	2,200	22,940
Samator Indo Gas Tbk PT (Indonesia)	253,250	26,515

Total Materials		71,017
Real Estate - 2.2%
Cencosud Shopping, S.A. (Chile)	10,600	16,228
	Shares	Value

Corp. Inmobiliaria Vesta SAB de CV (Mexico)	3,300	$12,877
Multiplan Empreendimentos Imobiliarios, S.A. (Brazil)	2,200	11,260

Total Real Estate		40,365
Utilities - 0.8%
Emirates Central Cooling Systems Corp. (United Arab Emirates)	31,400	14,109

Total Common Stocks (Cost $1,668,682)		1,886,303
Short-Term Investments - 0.5%
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[2]	3,727	3,727
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[2]	5,590	5,590

Total Short-Term Investments (Cost $9,317)		9,317
Total Investments - 101.7% (Cost $1,677,999)		1,895,620
Other Assets, less Liabilities - (1.7)%		(31,757)
Net Assets - 100.0%		$1,863,863

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $195,667 or 10.5% of net assets.
[2]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$89,192	$363,299	—	$452,491
Consumer Discretionary	177,126	151,511	—	328,637
Health Care	73,366	188,706	—	262,072
Industrials	65,636	181,354	—	246,990
Financials	3,570	201,608	—	205,178
Consumer Staples	64,396	58,057	—	122,453
Communication Services	45,798	68,765	—	114,563
Materials	26,515	44,502	—	71,017
Real Estate	40,365	—	—	40,365
Energy	28,428	—	—	28,428
Utilities	14,109	—	—	14,109
Short-Term Investments
Other Investment Companies	9,317	—	—	9,317
Total Investment in Securities	$637,818	$1,257,802	—	$1,895,620

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Argentina	2.5
Brazil	2.8
Chile	0.9
China	10.8
Greece	1.9
Hong Kong	1.0
India	20.5
Indonesia	5.4
Malaysia	2.9
Mexico	4.1
Philippines	2.5
Country	% of Long-Term Investments
Poland	0.9
Saudi Arabia	2.3
South Korea	20.3
Taiwan	15.9
Thailand	1.8
Turkey	0.9
United Arab Emirates	0.8
Uruguay	1.8
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.